DEBT TO RELATED PARTIES (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended									12 Months Ended
	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Jan. 31, 2019	Oct. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Oct. 31, 2015	May 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 01, 2020
Debt Instrument [Line Items]
Interest expense										$ 1,218	$ 2,687	$ 2,706
Proceeds from related party debt										$ 1,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Weighted average interest rate						7.27%				8.30%	7.70%	7.27%
Debt instrument, principal										$ 0	$ 22,097
Debt instrument, accrued interest										2,000	8,835
Note payable to related party, principal amount										1,033	0
Note payable to related party, accrued interest										$ 505	$ 0
Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Weighted average interest rate						3.50%				3.50%	3.50%	3.50%
Loan from related party [Member]
Debt Instrument [Line Items]
Debt instrument, principal										$ 0	$ 200
Debt instrument, accrued interest										0	168
Interest expense										$ 8	$ 59
Proceeds from related party debt							$ 2,000
Interest rate							7.00%
Majority Shareholder [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt to related parties													$ 3,500
Majority Shareholder [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Percent of interest in subsidiary securing arrangement									26.00%
Debt conversion, price per share								$ 0.75	$ 1.50	$ 0.75
Debt conversion, amount converted				$ 2,889						$ 2,611
Debt conversion, shares issued				3,852,364						3,480,968
Majority Shareholder [Member] | Convertible Note Payable [Member] | Option to convert [Member]
Debt Instrument [Line Items]
Debt conversion, price per share			$ 0.40
Debt conversion, option to convert			$ 2,000
Majority Shareholder [Member] | Convertible Note Payable [Member] | All other conversion rights for balance of debt [Member]
Debt Instrument [Line Items]
Debt conversion, price per share			$ 0.75
Debt conversion, option to convert			$ 2,611
Majority Shareholder [Member] | Convertible Note Payable [Member] | United States of America, Dollars
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate									6.00%
Majority Shareholder [Member] | Convertible Note Payable [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate									2.00%
Majority Shareholder [Member] | Convertible Note Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, maximum amount									$ 37,000
Majority Shareholder [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
One time compensation approved		$ 8,139
Repayments of convertible loans	$ 30,000
Board of Directors [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date					Jun. 30, 2020	Jan. 01, 2019		Jan. 01, 2018